Earnings Per Share (EPS) (Details) - Schedule of calculations of basic and diluted EPS - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Basic:
As reported Net Income	$ (195)	$ 4,689	$ 420	$ 11,525	$ 16,009	$ 9,950
As reported Weighted Average Shares Outstanding	33,064	23,252	27,812	23,192	23,230	23,141
Amounts allocated to unvested restricted shares Net Income		$ 23	$ 22	$ 73	$ (106)	$ (183)
Amounts allocated to unvested restricted shares Weighted Average Shares Outstanding					(154)	(425)
Amounts available to common stockholders Net Income	$ (195)	$ 4,666	$ 398	$ 11,452	$ 15,903	$ 9,767
Amounts available to common stockholders Weighted Average Shares Outstanding	33,064	23,138	26,373	23,046	23,076	22,716
Amounts available to common stockholders Earnings Per Share	$ (0.01)	$ 0.2	$ 0.02	$ 0.5	$ 0.69	$ 0.43
Diluted:
Amounts allocated to unvested restricted shares Net Income		$ 23	$ 23	$ 73	$ 106	$ 183
Amounts allocated to unvested restricted shares Weighted Average Shares Outstanding		114	1,439	146	154	425
Non participating share units Weighted Average Shares Outstanding
Amounts reallocated to unvested restricted shares Net Income		$ 23	$ 23	$ 73	$ (107)	$ (186)
Amounts available to stockholders and assumed conversions Net Income	$ (195)	$ 4,666	$ 429	$ 11,452	$ 15,902	$ 9,764
Amounts available to stockholders and assumed conversions Weighted Average Shares Outstanding					23,230	23,141
Amounts available to stockholders and assumed conversions Earnings Per Share	$ (0.01)	$ 0.2	$ 0.01	$ 0.49	$ 0.68	$ 0.42